Basis of Preparation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of Preparation
Note 2. Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer John Santa Maria Otazua and Chief Financial and Administrative Officer Constantino Spas Montesinos on February 25, 2020. These consolidated financial statements and notes were approved at the Company’s Board of Directors meeting on February 25, 2020 and by the Shareholders meeting on March 17, 2020. The accompanying consolidated financial statements were approved for issuance in the Company´s annual report on Form 20-F by the Company’s Chief Executive Officer and Chief Financial Officer on April 17, 2020 and subsequent events were considered through that date (Note 30).
2.2 Basis of measurement and presentation
The consolidated financial statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments

•	Trust assets of post-employment and other non-current employee benefit plans
The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.

The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.
2.2.1 Presentation of consolidated income statement
The Company classifies its costs and expenses by function in the consolidated income statement in order to conform to industry practices.
2.2.2 Presentation of consolidated statements of cash flows.
The Company presents its consolidated statement of cash flows using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2019 and the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2019 were converted into U.S. dollars at the exchange rate of Ps. 18.8600 per U.S. dollar as published by the Federal Reserve Bank of New York on December 31
,
2019, the last date in 2019 for which information is available. This arithmetic conversion should not be construed a representation that the amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate. As of March
6, 2020 (the issuance date of these financial statements) such exchange rate was Ps. 20.1710 per U.S. dollar, a depreciation of 7.0% since December 31, 2019.
2.3 Critical accounting judgments and estimates
In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Judgements
In the process of applying the Company’s accounting policies, management has made the following judgements which have the most significant effects on the amounts recognized in the consolidated financial statements.
2.3.1 Key sources of estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.
2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets
Intangible assets with indefinite live as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU and its value in use in the period the related impairment is determined.
The Company assesses at each reporting date or annually whether there is an indication that a depreciable long-lived asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU in which the asset is assigned exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount, which is determined based on its value in use. In assessing value in use, the estimated future cash flows expected to be generated from the use of an asset or CGU are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If recent market transactions are not available, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.17 and 13.

2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives
Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets; see Notes 3.13, 12 and 13.
2.3.1.3 Post-employment and other
non-current
employee benefits
The Company regularly or annually evaluates the reasonableness of the assumptions used in its post-employment and other non-current
employee benefit computations. Information about such assumptions is described in Note 17.
2.3.1.4 Income taxes
Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the expected timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and available tax planning strategies. See Note 25.
2.3.1.5 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 26. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies, accrues a provision and/ or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.
2.3.1.6 Valuation of financial instruments
The Company is required to measure all derivative financial instruments at fair value.
The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 21.
2.3.1.7 Business combinations
Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling
interest in the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized and measured at their fair value, except when:

•
deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;

•
liabilities or equity instruments related to share-based payment arrangements of the acquired or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquired are measured in accordance with IFRS 2, Share- based Payment at the acquisition date, see Note 3.25;

•
assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5,
Non-current
Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and

•	Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.

For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling
interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU’s cash flows, in the computation of weighted average cost of capital (WACC) and estimation of inflation during the operation of intangible assets with indefinite life, mainly, distribution rights.
2.3.1.8 Investments in associates
If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee require a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances, which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	representation on the board of directors or equivalent governing body of the investee;

•	participation in policy-making processes, including participation in decisions about dividends or other distributions;

•	material transactions between the Company and the investee;

•	interchange of managerial personnel; or

•	provision to the investee of essential technical information.
Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.
In addition, the Company evaluates the following indicators that provide evidence of significant influence:

•	the Company’s extent of ownership is significant relative to other shareholdings (i.e. a lack of concentration of other shareholders);

•	the Company’s significant shareholders, its parent, fellow subsidiaries, or officers of the Company, hold additional investment in the investee; and

•	the Company is a part of an investee’s board of director committees, such as the executive committee or the finance committee.
2.3.1.9 Joint Arrangements
An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it shall assess whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances:

a)	If all the parties, or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.1; and

b)	If decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties
2.3.1.10 Venezuela Exchange Rates and Consolidation
As further explained in Note 3.3 below, as of December 31, 2017, the exchange rate used to translate the financial statements of the Company’s Venezuelan operations for reporting purposes into the consolidated financial statements, was 22,793 bolivars per US dollar.
As also explained in Note 3.3 below, effective December 31, 2017 the Company deconsolidated its operations in Venezuela due to the political and economic environment in that country and began accounting for its investment under the fair value through other comprehensive income (FVOCI) method. Consequently beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translations differences have been recognized in other comprehensive income.

2.3.1.11 Leases
In connection with its accounting for arrangements that contain a lease, the Company, as a lessor considers information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use
assets and lease liabilities, and related statement of income accounts, such as:

•
Determination of whether the Company is reasonably certain to exercise an option to extend a lease agreement or not to exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable, when the Company has the unilateral right to apply the option in question.

•
Leases - Estimating the incremental borrowing rate IFRS 16. The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

2.4 Changes in accounting policies
The Company has applied the following amendments to the standards, which are effective for annual periods beginning on or after January 2019, their application has no significant effects:
2.4.1 IFRS 16 Leases
IFRS 16 Leases supersedes International Accounting Standard (IAS) 17,
Leases
, International Financial Reporting Interpretation Committee (IFRIC) 4, in d
etermining whether an Arrangement contains a Lease
, Standard Interpretation Committee (SIC) 15,
Operating Leases-Incentives
and SIC 27,
evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance
sheet model, recognizing a
right-of-use
asset reflecting its right to use the underlying asset and a related lease liability for its obligation to make lease payments during the lease term. The Company has modified its accounting policy for lease contracts as a result of the standard adoption, acting only as a lessee, as detailed in Note 2.4.1 and 3.18.
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have a material impact for leases where the Company is the lessor.
The Company applied the modified retrospective approach, under which, the cumulative effect of initial application is recognized in retained earnings as from January 1st, 2019. The main changes on leases accounting policy is disclosed below.

•	Definition of a lease
Previously, the Company had determined at each contract inception whether an arrangement is or contains a lease under “IAS 17 – Leases” and “IFRIC 4 – Determining whether an arrangement contains a lease”. Under IFRS 16, the Company assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 2.4.1 and 3.18.
The Company elected to apply the transition practical expedient known as “Grandfather” which allows at the date of initial application to consider as a lease only those contracts previously identified as such in accordance with IAS 17 and IFRIC 4. Therefore, the definition of a lease under IFRS 16 applies only to those contracts entered into or modified on or after January 1st, 2019.
The Company excludes all those leases contracts with: (i) remaining lease term of less than twelve month and, (ii) those leases with an underlying low value assets with absolute terms, considering at maximum amount of $5,000 or its equivalent in other currencies.

•	Accounting as a lessee
As a lessee, the Company previously classified leases as either operating or finance leases based on its assessment of whether substantially all the rights and risk incidental to ownership of an asset are transferred from the lessor to the lessee. Under IFRS 16, the Company recognizes a right-of-use
asset and a lease liability for all lease arrangements, excluding those that are considered as exceptions by the standard.
At transition date, the Company recognized a lease liability measured at the present value of the remaining lease payments during the non-cancellable
period, discounted at the incremental borrowing rate of the Company as of January 1st, 2019.
Right-of-use
asset is measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The following practical expedients permitted by IFRS 16 were applied to lease contracts previously accounted for as operating leases under IAS 17 at the transition date only:

•	A single discount rate to a portfolio of leases with similar characteristics.

•	Not to recognize right-of-use assets and liabilities for leases with less than twelve months of lease term and leases of low-value items.

•	Exclude initial direct costs from measuring the right-of-use asset.

•	Use hindsight information when determining the lease term if the contract contains options to extend or terminate the lease.
Measuring lease liabilities for leases that were classified as operating leases, the following is a reconciliation of the discounted operating lease commitments as of December 31, 2018 to the lease liability recognized upon adoption of IFRS 16:

	As of January 1, 2019
Operating lease commitments as of December 31, 2018	Ps.	2,455

Discounted operating lease commitments		1,976
Less: Commitments relating to short-term leases and low-value assets		(179)
Add: Commitments relating to leases previously classified as finance leases		—

Lease liabilities at the beginning of the period	Ps.	1,797

As of the date of the adoption, the weighted average incremental borrowing rate was 9.17%.
2.4.2 IFRIC 23 Uncertainty over income tax treatments
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

a)	Whether an entity considers uncertain tax treatments separately;

b)	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

c)	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and;

d)	How an entity considers changes in facts and circumstances.
An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019 and has been adopted preparing these Consolidated Financial Statements.
The Company applied the retrospective modified and has performed a qualitative and quantitative evaluation of the impacts in the consolidated financial statements derived from IFRIC 23 adoption. Such evaluation includes the following the activities described below:

i)	Review of the Company’s policies through which tax treatments are revised and accounted, this includes evidence from business units delivered to external advisors.

ii)
Analysis of the tax memorandums prepared by the external tax advisor which support the Company’s tax treatment over an uncertain tax position about a) how tax earnings (losses) are calculated, b) how tax basis or losses are applied, c) tax credits not applied, and d) how tax rates in different jurisdictions are considered.

iii)	Documentation of the tax correspondence received in the Company’s and subsidiaries business units in order to analyze any recent resolution adopted from the tax authority regarding tax positions,

iv)	Analysis of the tax position report of the Company on a monthly basis.
The Company concluded that there were no significant impacts on the consolidated financial statements derived from the adoption of the IFRIC 23, However, IFRIC 23 provides requirements that add to the requirements in IAS 12 by specifying how to reflect the effects of uncertainty in accounting for income taxes, which helped the Company to strengthen the corporate policy in this matter. The amount of uncertain income tax positions is included in Note 26.6.